Income Taxes - Reconciliation of the Provision for Income Taxes, With the Amount Computed by Applying United Kingdom Statutory Main Corporation Tax Rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
(Loss) income before provision for income taxes	$ (976,925)	$ 323,413	$ (17,031)
United Kingdom statutory tax rate (as a percent)	19.25%	20.00%	20.25%
Statutory tax (benefit) expense	$ (188,058)	$ 64,682	$ (3,449)
Tax Impact of 2017 Tax Act	(114,219)	0	0
Foreign tax and statutory rate differential	(71,050)	(17,013)	(48,407)
Italian allowance for corporate equity	(11,761)	(9,243)	(6,929)
Research and development tax credit	(5,052)	(4,980)	(4,393)
Tax impact of tax law and rate changes excluding the Tax Act	(2,463)	(8,422)	(4,746)
Non-controlling interest	(2,205)	(3,605)	8,565
Provision to return adjustments	(1,334)	(6,705)	(1,434)
Nondeductible expenses	1,204	2,659	30,244
Tax cost of tax dividends	3,041	4,619	12,888
Foreign withholding and state taxes on unremitted earnings	9,290	0	0
Foreign tax expense, net of federal benefit	14,500	3,457	9,003
Change in unrecognized tax benefits	20,624	(10,914)	(15,593)
IRAP and other state taxes	33,484	36,754	29,697
Change in valuation allowances	58,672	3,610	7,495
Capital gain taxes on sale of DoubleDown	94,303	0	0
Nondeductible goodwill impairment	137,445	0	0
Italian tax litigation settlement	0	15,256	0
Non-taxable gains on investments	0	(5,880)	0
Italian reorganization tax	0	0	13,405
Other	(5,835)	(5,069)	12,550
Provision for income taxes	$ (29,414)	$ 59,206	$ 38,896
Effective tax rate (as a percent)	3.00%	18.30%	(228.40%)